Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,750,005.00
Previously Paid Amount	0.00
Total Fee Amount	3,970.38
Total Offset Amount	0.00
Net Fee	$ 3,970.38
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A